Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41754
Entity Registrant Name	SHARKNINJA, INC.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	89 A Street
Entity Address, City or Town	Needham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02494
Entity Address, Country	US
Title of 12(b) Security	Ordinary Shares, $0.0001 par value per share
Trading Symbol	SN
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	140,347,436
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Document Fiscal Year Focus	2024
Entity Central Index Key	0001957132
Amendment Flag	false
Document Fiscal Period Focus	FY
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	89 A Street
Entity Address, City or Town	Needham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	2494
Contact Personnel Name	Mark Barrocas
City Area Code	617
Local Phone Number	243-0235